SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - USD ($)	1 Months Ended
	Apr. 17, 2023	Jan. 31, 2023
Common stock sold		725,000
Sold to unrelated parties		$ 362,500
Issuance of shares of Class A Preferred Stock	204,000
Common shares, total value	$ 77,000
Issuance of common shares	3,500,000